Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Kingsbarn Dividend Opportunity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Kingsbarn Dividend Opportunity ETF
Class Name	Kingsbarn Dividend Opportunity ETF
Trading Symbol	DVDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kingsbarn Dividend Opportunity ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/. You can also request this information by contacting us at (866) 788-7878.
Additional Information Phone Number	(866) 788-7878
Additional Information Website	www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Dividend Opportunity ETF	$83	0.90%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund Perform?

The Kingsbarn Dividend Opportunity ETF (the “Fund”) returned -14.49% for the twelve-month period of 11/1/2024 to 10/31/2025. The Fund underperformed its broad-based benchmark, the S&P 500® index, which returned 21.45% over the past year. Additionally, the Fund underperformed its secondary indices, the MVIS US Mortgage REITs Index and the MVIS US Business Development Companies Index, which returned 5.89% and -0.97%, respectively, during the same period.

What Factors Influenced Performance?

During March and April 2025, the Fund had significant exposure to select Commercial Mortgage REITs that performed poorly during the heightened market volatility subsequent to the early-April tariff announcements. Additionally, as a more concentrated portfolio than the two secondary indices against which the Fund is benchmarked, the market volatility negatively impacted the performance of the Residential Mortgage REITs and Business Development Companies held by the Fund to a greater extent than realized by the comparable indices.

Market Review

The Fund remained confident that a concentrated portfolio of Agency Residential Mortgage REITs, along with select Commercial Mortgage REITs, would deliver very attractive total returns as market volatility normalized and investment spreads stayed favorable for levered Residential Mortgage-Backed Security investors. The Fund also believed that commercial asset values held by select Commercial Mortgage REITs were greater than the values reflected in their respective stock prices and represented attractive risk-adjusted return opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception
Kingsbarn Dividend Opportunity ETF	-14.49%	2.35%
S&P 500® Index	21.45%	28.78%
MVIS US Mortgage REITs Index	5.89%	12.01%
MVIS US Business Development Companies Index	-0.97%	8.29%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MVIS US Mortgage REITs Index tracks the performance of publicly traded mortgage real estate investment trusts (REITs) in the United States, which focus on investing in mortgage-backed securities and other real estate financing instruments.

The MVIS US Business Development Companies Index measures the performance of publicly traded business development companies (BDCs) in the United States, which provide financing to small and mid-sized businesses through loans and equity investments.

Visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Nov. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.kingsbarncapital.com/kingsbarn-dvdn-dividend-opportunity-etf/ for more recent performance information.
Net Assets	$ 3,334,084
Holdings Count	18
Advisory Fees Paid, Amount	$ 20,118
Investment Company, Portfolio Turnover	1429.32%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
Fund Net Assets	$3,334,084
Number of Holdings	18
Total Net Advisory Fee	$20,118
Portfolio Turnover Rate	1429.32%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Top 10 Holdings

Acres Commercial Realty Corp	7.31%
Trinity Capital Inc.	7.11%
BrightSpire Capital, Inc.	7.09%
Eagle Point Credit Company Inc.	7.02%
Invesco Mortgage Capital, Inc.	6.99%
Rithm Capital Corp.	6.88%
Claros Mortgage Trust, Inc.	6.75%
Portman Ridge Finance Corporation	4.80%
Chimera Investment Corp.	4.64%
Cherry Hill Mortgage Investment Corp.	4.60%

Largest Holdings [Text Block]

Top 10 Holdings

Acres Commercial Realty Corp	7.31%
Trinity Capital Inc.	7.11%
BrightSpire Capital, Inc.	7.09%
Eagle Point Credit Company Inc.	7.02%
Invesco Mortgage Capital, Inc.	6.99%
Rithm Capital Corp.	6.88%
Claros Mortgage Trust, Inc.	6.75%
Portman Ridge Finance Corporation	4.80%
Chimera Investment Corp.	4.64%
Cherry Hill Mortgage Investment Corp.	4.60%